General and Administration Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Salaries and benefits	$ 18,380	$ 18,371
Professional fees	10,846	13,974
Share-based compensation	9,120	3,295
Office and other expenses	6,825	10,010
Depreciation	1,072	1,032
Total general and administration	$ 46,243	$ 46,682